Dividend Restrictions	12 Months Ended
Dec. 31, 2011
Dividend Restrictions [Abstract]
Dividend Restrictions

24. DIVIDEND RESTRICTIONS

The Bank is subject to the Pennsylvania Banking Code of 1965 (the "Code"), as amended, and is restricted in the amount of dividends that can be paid to its sole shareholder, the Corporation. The Code restricts the payment of dividends by the Bank to the amount of its net income during the current calendar year and the retained net income of the prior two calendar years, unless the dividend has been approved by the Board of Governors of the Federal Reserve System. The total retained net income for the years ended December 31, 2010 and 2011 was $14.8 million. Accordingly, the dividend payable by the Bank to the Corporation is limited to $14.8 million plus net income earned in 2012. However, the amount of dividends paid by the Bank may not reduce capital levels below levels that would cause the Bank to be considered less than adequately capitalized as detailed in Note 25 – "Regulatory Capital Requirements".